Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUES	$ 595,789	$ 161,585	$ 1,393,271	$ 422,199	$ 738,527	$ 1,376,063
COST OF REVENUES (exclusive of depreciation and amortization shown below))	183,594	61,684	515,703	141,523	241,970	565,129
GROSS MARGIN	412,195	99,901	877,568	280,676
OPERATING EXPENSES
Research and development	661,736	266,837	1,379,517	965,084	1,292,531	1,128,640
General and administrative	2,415,106	475,377	5,391,511	1,875,891	3,004,403	2,673,773
Depreciation	5,709	5,465	16,733	17,543	24,069	19,858
Amortization					0	306,756
Gain (loss) of sale of assets, property and equipment	0	0	3,170	0	0	(1,594)
TOTAL OPERATING EXPENSES	3,082,551	747,679	6,790,931	2,858,518	4,321,003	4,127,433
OPERATING LOSS	(2,670,356)	(647,778)	(5,913,363)	(2,577,842)	(3,824,446)	(3,316,499)
OTHER INCOME (EXPENSE)
Gain (loss) on warrant valuation adjustment	2,241,008	(41,681)	428,846	316,952	(568,729)	(2,223,718)
Interest expense, net	(395,604)	(160,978)	(4,070,326)	(496,997)	(1,029,464)	(854,980)
Amortization of debt discount					(110,247)	(31,514)
Gain (loss) on foreign currency exchange	(190)	(888)	(15,213)	(2,907)	(5,050)	(12,329)
TOTAL OTHER INCOME (EXPENSE), NET	1,845,214	(203,547)	(3,656,693)	(182,952)	(1,713,490)	(3,122,541)
NET LOSS	(825,142)	(851,325)	(9,570,056)	(2,760,794)	(5,537,936)	(6,439,040)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(6,230)	20,570	(17,199)	6,803	8,286	(18,907)
TOTAL COMPREHENSIVE LOSS	$ (831,372)	$ (830,755)	$ (9,587,255)	$ (2,753,991)	$ (5,529,650)	$ (6,457,947)
LOSS PER SHARE:
Net loss - basic and diluted	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.04)	$ (0.06)
Weighted average shares outstanding - basic and diluted	151,852,757	139,099,843	147,550,321	138,711,527	138,838,602	107,619,869
Product
REVENUES	$ 240,759	$ 143,234	$ 703,054	$ 356,911
COST OF REVENUES (exclusive of depreciation and amortization shown below))	151,624	56,415	413,477	105,027
License fees
REVENUES	335,697	6,250	623,570	36,050
Other
REVENUES	19,333	12,101	66,647	29,238
COST OF REVENUES (exclusive of depreciation and amortization shown below))	$ 31,970	$ 5,269	$ 102,256	$ 36,496